Share-Based Payment to Directors and Management (Tables)	12 Months Ended
Jun. 30, 2024
Share-Based Payment to Directors and Management [Abstract]
Schedule of Share-Based Payment Transactions Recognised as an Expense	Total costs arising from share-based payment transactions recognised as an expense during the year were as follows:
	30 June 2024 $	30 June 2023 $
Issue of RSUs to Directors and management (i)	608,156	-
	608,156	-

Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period	The RSU’s have been valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period. The total valuation of the RSU’s is $9,825,100 with an amount of $608,156 booked in the accounts at 30 June 2024.
	Number of RSU’s	Grant date	Expiry Date	Fair value at grant date $ per right	Vesting conditions
Directors and Managers	545,000	7 June 2024	7 June 2025	$10.28	Tranche B
Directors and Managers	340,000	7 June 2024	7 June 2027	$10.28	Tranche C
Directors and Managers	70,000	1 July 2023	1 July 2027	$10.39	Tranche D